Changes in Working Capital (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Receivables	$ (6,716)	$ 22,501	$ (29,657)
Inventories	(33,104)	(34,846)	13,721
Prepaid expenses and other current assets	(4,815)	(639)	(1,241)
Other assets	(3,509)	(2,576)	(2,656)
Accounts payable, accrued expenses, and other liabilities	12,107	(7,652)	13,013
Total changes in working capital:	$ (36,037)	$ (23,212)	$ (6,820)